Debt - Schedule of Long-Term Debt, Net of Current Portion (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Total Long-term obligations	6,587,107		8,641,052
Less: current portion including reclassification of $4,297,512 with loan covenant violations in 2014	(6,420,575)		(1,127,775)
Total long-term debt, net of current portion	166,532	[1]	7,513,277	[1]
Russian Ruble [Member]
Debt Instrument [Line Items]
Total Long-term obligations	2,514,984		5,152,258
Russian Ruble [Member] | Banks and Financial Institutions [Member]
Debt Instrument [Line Items]
Total Long-term obligations	2,205,472		3,845,766
Russian Ruble [Member] | Banks and Financial Institutions [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	10.10%		7.50%
Rate p.a., maximum %	35.60%		14.60%
Russian Ruble [Member] | Bonds Issue [Member]
Debt Instrument [Line Items]
Total Long-term obligations	309,447		1,306,303
Russian Ruble [Member] | Bonds Issue [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	8.40%		8.30%
Rate p.a., maximum %	13.00%		13.00%
Russian Ruble [Member] | Corporate Lenders [Member]
Debt Instrument [Line Items]
Total Long-term obligations	65		189
Russian Ruble [Member] | Corporate Lenders [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., %	6.40%
U.S. Dollar [Member]
Debt Instrument [Line Items]
Total Long-term obligations	3,633,396		2,881,027
U.S. Dollar [Member] | Banks and Financial Institutions [Member]
Debt Instrument [Line Items]
Total Long-term obligations	2,462,144		1,877,063
U.S. Dollar [Member] | Banks and Financial Institutions [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	1.60%		1.70%
Rate p.a., maximum %	10.00%		10.90%
U.S. Dollar [Member] | Syndicated Loan [Member]
Debt Instrument [Line Items]
Total Long-term obligations	1,003,964		1,003,964
U.S. Dollar [Member] | Syndicated Loan [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	5.70%
Rate p.a., maximum %	7.70%
Rate p.a., %			5.70%
U.S. Dollar [Member] | VEB [Member]
Debt Instrument [Line Items]
Total Long-term obligations	167,288
U.S. Dollar [Member] | VEB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., %	8.00%
Euro [Member]
Debt Instrument [Line Items]
Total Long-term obligations	438,727		607,300
Euro [Member] | Banks and Financial Institutions [Member]
Debt Instrument [Line Items]
Total Long-term obligations	438,727		607,300
Euro [Member] | Banks and Financial Institutions [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., minimum %	1.00%		1.10%
Rate p.a., maximum %	5.70%		6.80%
Turkish Lira [Member]
Debt Instrument [Line Items]
Total Long-term obligations			467
Turkish Lira [Member] | Banks and Financial Institutions [Member]
Debt Instrument [Line Items]
Total Long-term obligations			467
Turkish Lira [Member] | Banks and Financial Institutions [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Rate p.a., %			8.50%

[1]	See Note 14